Earnings (loss) per share - Diluted earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Diluted earnings per share:
Net income (loss) for the year	$ (16,499)	$ 29,448
Average number of common shares outstanding during the year	242,763,558	161,026,463
"In the money" warrants outstanding during the year		1,293,890
"In the money" options outstanding during the year		3,593,647
Total	242,763,558	165,914,000
Earnings (loss) per share - diluted	$ (0.07)	$ 0.18